Segment Information - Reconciliation of Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Segment Information [Line Items]
Net Interest Income	$ 221,025	$ 235,315	$ 273,234
Depreciation Expense	7,315	6,954	7,583
Other Expense	181,214	181,014	180,734
Income Taxes	25,131	25,701	34,415
Assets	6,638,347	6,642,803	6,972,245
Deposits	4,789,994	4,716,032	4,465,114
Totals for reportable segments
Reconciliation Of Segment Information [Line Items]
Net Interest Income	218,197	230,573	271,079
Depreciation Expense	7,315	6,954	7,583
Other Expense	173,694	174,429	173,619
Income Taxes	27,957	27,506	37,430
Assets	6,643,994	6,656,933	7,014,353
Deposits	4,903,564	4,822,465	4,619,691
Elimination of intersegment items
Reconciliation Of Segment Information [Line Items]
Net Interest Income	8,659	8,558	4,492
Depreciation Expense	0	0	0
Other Expense	0	0	0
Income Taxes	0	0	0
Assets	(30,369)	(35,639)	(63,243)
Deposits	(113,570)	(106,433)	(154,577)
Parent Co. totals - not eliminated
Reconciliation Of Segment Information [Line Items]
Net Interest Income	(5,831)	(3,816)	(2,337)
Depreciation Expense	0	0	0
Other Expense	7,520	6,585	7,115
Income Taxes	(2,826)	(1,805)	(3,015)
Assets	24,722	21,509	21,135
Deposits	$ 0	$ 0	$ 0